BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Preparation [Abstract]
BASIS OF PREPARATION
NOTE 2:	BASIS OF PREPARATION

a.	Statement of compliance:

The consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on March 4, 2025.

b.	Functional and presentation currency:

These consolidated financial statements are presented in US Dollars (USD), which is the Company’s functional currency, and have been rounded to the nearest thousand, except when otherwise indicated. The USD is the currency that represents the principal economic environment in which the Company operates.

c.	Basis of measurement:

The consolidated financial statements have been prepared on a historical cost basis except for the following assets and liabilities:

•	Deferred and current tax assets and liabilities
•	Provisions
•	Derivatives
•	Investment in shares

For further information regarding the measurement of these assets and liabilities see Note 3 regarding material accounting policies.

d.	Use of estimates and judgments:

The preparation of financial statements in conformity with IFRS requires management of the Group to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Management of the Group prepares estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in Note 6, on leases, with respect to determining the lease term and determining the discount rate of a lease liability, in  Note 7, on intangible assets, with respect to the accounting of software development capitalization and impairment testing for goodwill, in Note 4, on Income Tax, with respect to uncertain tax position, in Note 18 on investments in shares.

e.	Determination of fair value:

Preparation of the financial statements requires the Group to determine the fair value of certain assets and liabilities. When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

Further information about the assumptions that were used to determine fair value is included in the following notes:

•	Note 17, on share-based compensation;
•	Note 18, on financial instruments;